Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-based Compensation
Activity in stock option plans

		Yen	Years		Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term		Aggregate intrinsic value
Outstanding at December 31, 2019	519,500	¥1,595	6.7	¥	―
Exercisable at December 31, 2019	519,500	1,595	6.7		―
Granted	450,000	752
Forfeited/Expired	(290,000)	1,903
Outstanding at December 31, 2020	679,500	905	4.3		531,518
Exercisable at December 31, 2020	229,500	1,205	5.4		123,891
Forfeited/Expired	(79,700)	1,266
Outstanding at December 31, 2021	599,800	857	3.5		192,570
Exercisable at December 31, 2021	599,800	857	3.5		192,570
Forfeited/Expired	(6,550)	128
Outstanding at December 31, 2022	593,250	865	2.7		150,696
Exercisable at December 31, 2022	593,250	¥865	2.7		¥150,696